Fixed Income SHares: Series TE (Prospectus Summary) | Fixed Income SHares: Series TE
Fixed Income SHares: Series TE
Investment Objective:
The Portfolio seeks high current income exempt from U.S. federal income tax consistent with prudent investment management.
Total return/capital appreciation is a secondary objective.
Fees and Expenses of the Portfolio:
The tables below describe the fees and expenses that you pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment): None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisory Fees		Distribution and/or Service (12b-1 Fees)	Other Expenses		Interest Expense	Total Other Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver/ Expense Reimbursements	Net Annual Portfolio Operating Expenses
Fixed Income SHares: Series TE Series TE	none	[1]	none	0.09%	[2]	[3]	0.09%	0.09%	(0.09%)	none	[4]
[1]	The table reflects that Allianz Global Investors Fund Management LLC (the "Adviser") or its affiliates are absorbing all expenses of operating the Portfolio, other than any extraordinary expenses and expenses incurred as a result of Portfolio investments, including any interest expense. Further, the Adviser and Pacific Investment Management Company LLC ("PIMCO"), the Portfolio's sub-adviser, do not charge any fees to the Portfolio (which may be viewed as an effective waiver). You should be aware, however, that the Portfolio is an integral part of "wrap-fee" programs, including those sponsored by investment advisers and broker-dealers unaffiliated with the Portfolio, the Adviser or PIMCO. Participants in these programs pay a "wrap" fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by the sponsor or your investment adviser. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to PIMCO and its affiliates. You pay no additional fees or expenses to purchase shares of the Portfolio.
[2]	Other Expenses are based upon estimated amounts for the Portfolio's initial fiscal year ending October 31, 2012 and include organizational expenses.
[3]	Interest Expense is based on estimated amounts for the Portfolio's initial fiscal year incurred as a result of entering into certain investments, such as reverse repurchase agreements. This Interest Expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of interest expense (if any) will vary with the Portfolio's use of those investments (like reverse repurchase agreements) as an investment strategy. Any associated income or gain (or losses) realized from such investments is not reflected in the Annual Portfolio Operating Expenses table above, but will be reflected in the Portfolio's performance results.
[4]	The Adviser has agreed irrevocably to waive all fees and pay or reimburse all expenses of the Portfolio, except extraordinary expenses and expenses incurred as a result of Portfolio investments, including any Interest Expense.

Example.
This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated, your investment has a 5% return each year, all dividends and distributions are reinvested, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is the same with or without redemption at the end of each period.
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Fixed Income SHares: Series TE Series TE	none	none

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Portfolio shares are held in a taxable account. These costs, which are not reflected in Total or Net Annual Portfolio Operating Expenses or in the Example above, can adversely affect the Portfolio's investment performance.
Principal Investment Strategies:
FISH: Series TE seeks to achieve its objective by investing in municipal securities to generate income exempt from U.S. federal income tax. Under normal circumstances, the Portfolio will not purchase bonds subject to the federal alternative minimum tax
("AMT"). The Portfolio normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in a portfolio of U.S. fixed income instruments comprised of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax, including (but not limited to):

o  municipal debt securities issued by states and their agencies, authorities and other instrumentalities which are exempt from federal income tax;

o  municipal debt securities issued by local governments and their agencies, authorities and other instrumentalities which are exempt from federal income tax;
   and

o  tax-exempt structured notes, which may contain embedded derivatives.

The Portfolio may invest in instruments of any maturity. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years) based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
Similarly, a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by 1%.

The Portfolio may invest without limit in U.S. dollar denominated securities.
The Portfolio may invest without limit in U.S. Government securities, money market instruments and/or "private activity" bonds that are exempt from federal income tax. To the extent distributions derived from "private activity" bonds may be subject to the federal AMT, investments in such "private activity" bonds will be limited by the 80% policy noted above. The Portfolio may invest more than 25% of its total assets in bonds of issuers in either California or New
York, or both. To the extent that the Portfolio concentrates its investments in California or New York, it will be particularly subject to California or
New York state-specific risks, as applicable.

The Portfolio will invest, under normal circumstances, in debt securities that are rated "investment grade", or, if unrated, determined by PIMCO to be of comparable quality, at the time of purchase.

Subject to the 80% policy noted above, the Portfolio may invest the remainder of its assets in fixed income securities that generate income that is not exempt from federal income tax (for example, Build America Bonds).

The Portfolio may invest in derivative instruments, such as options, futures contracts or swap agreements, which may relate to fixed income securities, interest rates, currencies or currency exchange rates, commodities, real estate and other assets, and related indices. Although the Portfolio does not expect to invest significantly in derivative instruments during its initial fiscal year, it may do so at any time. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may also invest in securities issued by entities, such as trusts, whose underlying assets are municipal bonds, including, without limitation, residual interest bonds. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The Portfolio is "non-diversified," which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The Portfolio may not invest more than 25% of its assets in an individual issuer (measured at the time of investment).

The Portfolio will not change its policy to invest at least 80% of its net assets
(plus the amount of any borrowings for investment purposes) in U.S. fixed income instruments consisting of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax unless the Portfolio provides shareholders with the notice required by Rule
35d-1 under the 1940 Act, as it may be amended or interpreted by the SEC from time to time.
Principal Risks:
The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

o  Municipal Securities Risk: investing in municipal securities subjects the Portfolio to certain risks, including variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue;

o  Municipal Project-Specific Risk: the risk that the Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state;

o  Interest Rate Risk: fixed income securities may decline in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration;

o  Credit Risk: the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations;

o  Market Risk: the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries;

o  Derivatives Risk: investing in derivative instruments may subject the Portfolio to liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested;

o  Liquidity Risk: the Portfolio may be unable to buy or sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector;

o  Management Risk: investment techniques and risk analyses applied by PIMCO may not produce the desired results and legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager(s) of the Portfolio;

o  Issuer Non-Diversification Risk: by focusing investments in a small number of issuers, industries, foreign currencies or regions, the Portfolio may be more impacted by risks associated with a single issuer or a single economic, political or regulatory occurrence than a diversified portfolio might be;

o  Issuer Risk: the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage or reduced demand for the issuer's goods or service;

o  California State-Specific Risk: the Portfolio, to the extent it concentrates its investments in California municipal bonds, may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal; and

o  New York State-Specific Risk: the Portfolio, to the extent it concentrates its investments in New York municipal bonds, may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal.

Please see "Summary of Principal Risks" for a more detailed description of the
Portfolio's risks. There is no guarantee that the investment objective of the
Portfolio will be achieved. It is possible to lose money on an investment in the
Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information:
Performance information for the Portfolio will be available after the Portfolio completes a full calendar year of operation.